                      -----------------------------------
                      Semiannual Report December 31, 1998
                      -----------------------------------

                                   OPPENHEIMER

                                   High Yield
                                      Fund

                                   [GRAPHIC]

                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

[PHOTO]

James C. Swain
Chairman
Oppenheimer
High Yield Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
High Yield Fund

Dear shareholder,
--------------------------------------------------------------------------------

In retrospect, 1998 has been an unsettling year for the financial markets. Around the world, stock and bond markets experienced considerable instability, with particular tumult being felt in Southeast Asia, Russia and Latin America. The U.S. stock market was not immune from the extreme volatility, as it climbed to record levels through July before correcting sharply in the third quarter and rebounding to new highs in the fourth quarter. In the bond market, yields on U.S. Treasury securities declined to record lows before rising modestly late in the year.

      Does the swift recovery of the U.S. stock market and the favorable economic environment for the bond market mean that domestic stocks and bonds will continue to prosper? We are optimistic over the long term, but we do expect that concerns about corporate earnings growth in a slow-growth economy will contribute to more stock market volatility in 1999. In the bond market, the Federal Reserve Board's decisions to reduce short-term interest rates should help create a positive climate for fixed income securities. While lower interest rates are generally good for bond prices, it will become more difficult for bond funds to maintain their dividends at current levels if yields decline further.

      As an Oppenheimer fund shareholder, you may wonder how this potential volatility will affect you. If you maintain a long-term perspective, as we do, short-term volatility over the coming months should have little bearing on your ability to achieve your future financial goals. That's why we continue to suggest that you adhere to your long-term investment plan. In fact, we are very encouraged that most of our shareholders stayed the course during last summer's stock market correction, avoiding the temptation of selling into a temporarily declining market.

      Finally, I would like to thank those shareholders who contacted us about our revised account statement. Response has been very positive, and we are pleased that many of you find the new format easier to read and more informative. If you have any questions about the new statement or any other matter, please don't hesitate to call us at 1-800-525-7048. In the meantime, thank you for choosing OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/ James C. Swain                  /s/ Bridget A. Macaskill

James C. Swain                      Bridget A. Macaskill
January 25, 1999


                         3 Oppenheimer High Yield Fund

"We have
restructured our
emerging markets
portfolio,
emphasizing
nations that we
believe have the
financial strength
to withstand
the current
credit crunch."

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did the Fund perform during the six-month period that ended December 31, 1998?

Over the past six months that ended December 31, 1998, the various markets in which Oppenheimer High Yield Fund invests experienced extreme volatility. That's because the ongoing financial crisis in Southeast Asia, as well as the persistent recession in Japan began to adversely affect U.S. corporate earnings and economic growth during the second half of 1998. As a result, the Fund's performance over the period was hurt.

Why should events overseas affect high yield bonds from issuers in the United States?

Investor sentiment in the United States turned negative at mid-year when the Asian financial crisis spread to Russia, which effectively defaulted on its government bonds. The spread of the "Asian contagion" to other emerging markets renewed concerns that developed markets -- including the United States -- might suffer. As a result, both U.S. and foreign investors shifted their assets away from investments they perceived as risky. Emerging-market debt, preferred stocks and high yield corporate bonds were particularly hard hit during this "flight to quality."

                         4 Oppenheimer High Yield Fund

[PHOTO]

Portfolio Management
Team (l to r)
David Negri,
Thomas Reedy

When the fourth quarter of the year began, however, many of the concerns about the global financial crisis began to ease. Investors appeared encouraged when the International Monetary Fund, the U.S. Federal Reserve Board and other nations' central banks announced measures designed to stimulate global economic growth. Perhaps most significant, the Japanese government announced plans to restructure its ailing banking system and boost its economy. With a possible end to the financial crisis in sight, the perceived risks to the U.S. economy appeared to be lower than they were just a few months previously. As a result, high yield bond markets worldwide rebounded strongly, retracing much -- but not all -- of their previous declines.

How was the Fund managed in this environment?

When it became apparent to us early in the year that investors were likely to shift assets away from high yield bonds into relatively safe havens such as U.S. Treasury securities, we attempted to position the portfolio defensively in advance of the heightened volatility. At that time, we also became concerned that prices on many high yield securities had risen to the high end of their valuation ranges, making them more vulnerable to any future disappointments.

1. Effective February 1, 1999, the Fund's portfolio managers are David Negri and Thomas Reedy.


                         5 Oppenheimer High Yield Fund

Avg Annual Total Returns
For the Periods Ended 12/31/98(2)

Class A

1 year     5 year    10 Year
------------------------------
-4.65%     6.50%     9.29%
------------------------------

Class B
                     Since
1 year     5 year    Inception
------------------------------
-5.26%     6.38%     7.74%
------------------------------

Class C
                     Since
1 year     5 year    Inception
------------------------------
-1.60%     N/A       8.02%
------------------------------

Class Y
                     Since
1 year     5 year    Inception
------------------------------
0.32%      N/A       0.92%
------------------------------

An interview with your Fund's managers
--------------------------------------------------------------------------------

Accordingly, we reduced our exposure to the high yield corporate market, and we increased our cash position. We also altered the portfolio's composition, adding to those market sectors that we believed would maintain their values during a downturn, and shifting assets away from sectors that we regarded as most susceptible to prevailing risks. For example, our holdings of mortgage-backed securities issued by U.S. government agencies held up relatively well during the market's decline. We also established a position in U.S. Treasury securities which provided positive returns even as prices of other bonds declined. U.S. Treasury securities were considered a safe haven by many investors, and demand for direct obligations of the federal government soared when perceptions of risk increased.

      During the rebound in the fourth quarter, we took advantage of opportunities to redeploy some of our cash reserves and shift assets from U.S. Treasury securities to higher-yielding bonds. We emphasized quality for these new purchases, focusing on higher-rated corporate bonds. We also continued to focus on industries where we identified good growth prospects, such as cable television and telecommunications companies.


                         6 Oppenheimer High Yield Fund

In the foreign bond sector, we maintained positions totaling about 13% of the Fund's assets throughout the year, split between emerging market debt and bonds from developed markets in Europe. However, unlike our foreign bond holdings early in the year, which were predominately denominated in U.S. dollars, our positions in the latter part of the year were mostly denominated in the local currencies of their issuers. We made this change because of our expectation that the U.S. dollar is likely to weaken relative to many foreign currencies in 1999, which has the potential effect of boosting returns in U.S. dollar terms.

Did any sectors of the high yield bond market have a particularly positive or negative effect on the Fund's performance?

Within the high yield corporate portion of the portfolio, we received relatively good results from our holdings of bonds issued by media companies, including broadcasters and cable television firms.

2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 7/28/78. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 5/3/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 11/1/95. Class Y shares were first publicly offered on 10/15/97 and are not available for sale to individual shareholders. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                         7 Oppenheimer High Yield Fund

Standardized Yields3
For the 30 Days Ended 12/31/98
------------------------------
Class A          9.24%
------------------------------
Class B          8.92
------------------------------
Class C          8.92
------------------------------
Class Y          9.71
------------------------------

An interview with your Fund's managers
--------------------------------------------------------------------------------

Companies whose earnings are sensitive to fluctuations in economic conditions also performed relatively well in a low-inflation, moderate-growth environment. On the other hand, the portfolio's performance was hurt by our holdings in the energy and telecommunications industries, which were relatively hard-hit during last summer's sell-off.

What is your outlook for the future?

Looking forward, we are cautiously optimistic. Although U.S. economic growth may continue to moderate in response to global financial problems, we believe that the domestic economy will continue to expand in an environment characterized by low inflation and an accommodative monetary policy. In our view, despite the likelihood of above-average volatility over the near term, these conditions should prove favorable for high-income securities.

3. Standardized yield is based on net investment income for the 30-day period ended December 31, 1998. Falling share prices will tend to artificially raise yields.

4. Portfolio is subject to change. Percentages are as of December 31, 1998, and are dollar-weighted based on total market value of investments. Average credit quality includes securities rated by national ratings organizations as well as unrated securities (16.5% of total investments as of December 31, 1998) which have ratings assigned by the Manager in categories equivalent to those of ratings organizations. Under normal market conditions, the Fund invests at least 65% of its assets in high yield, lower rated, fixed income securities commonly known as "junk bonds." Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.

5. Portfolio is subject to change. Percentages are as of December 31, 1998, and are based on total market value of net assets.


                         8 Oppenheimer High Yield Fund

Credit Allocation4

     [GRAPHIC]

Treasury/Agency    0.5%
AAA/AA             7.2
A/BBB              4.6
BB/B              74.6
Below B           13.1

Furthermore, we believe that last summer's market declines created some areas of compelling value, and we are hopeful that the Fund will benefit as these securities' prices return to more normal levels. In our view, buying securities inexpensively and holding them while they appreciate in a recovering market is an important part of The Right Way to Invest.

--------------------------------------------------------------------------------
Top 10 Sectors -- Corporate Bonds & Notes5
--------------------------------------------------------------------------------
Media/Entertainment: Telecommunications                                  14.7%
--------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications                              7.4
--------------------------------------------------------------------------------
Gaming/Leisure                                                            5.9
--------------------------------------------------------------------------------
Transportation                                                            5.4
--------------------------------------------------------------------------------
Service                                                                   5.2
--------------------------------------------------------------------------------
Energy                                                                    5.1
--------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video                                 3.5
--------------------------------------------------------------------------------
Metals/Minerals                                                           2.7
--------------------------------------------------------------------------------
Manufacturing                                                             2.5
--------------------------------------------------------------------------------
Chemicals                                                                 2.4
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         9 Oppenheimer High Yield Fund

Financials
--------------------------------------------------------------------------------


                         10 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
============================================================================================================
Mortgage-Backed Obligations--2.8%
------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp.,
Multiclass Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. H, 7%, 6/17/29(2)                                     $      840,000        $    577,763
------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                       1,500,000           1,058,906
------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 7.76%, 12/25/03(2)(3)                                   1,452,000           1,353,083
------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.,
Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. F, 7.50%, 6/20/13(2)                                       1,400,000           1,091,563
Series 1997-C1, Cl. G, 7.50%, 6/20/14(2)                                       1,900,000           1,360,281
Series 1997-C1, Cl. H, 7.50%, 8/20/14(2)                                       1,400,000             960,750
Series 1997-C2, Cl. F, 7.46%, 5/17/14                                          3,500,000           2,965,156
Series 1997-C2, Cl. H, 7.46%, 1/17/35                                          1,500,000           1,020,000
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 197, Cl. IO, 9.863%, 4/1/28(4)                                         19,523,982           5,076,235
Series 199, Cl. IO, 20.118%, 8/1/28(4)                                        14,828,131           3,607,406
------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, 8.098%, 2/25/11(2)(3)                          4,500,000           3,497,344
------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security:
Series 1997-C1, Cl. IO, 9.979%, 4/18/27(4)                                    15,742,960           1,093,398
Series 1997-C1, 9.945%, 4/18/27(4)                                            50,094,786           3,479,239
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg
Obligations, Series 1997-C2, Cl. F, 6.75%, 4/16/29                             3,000,000           2,042,813
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1997-C1, Cl. X, 9.077%, 7/15/27(4)               75,126,798           6,714,458
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1997-RR, Cl. D, 7.671%, 4/30/39(2)                                      5,000,000           4,715,625
Series 1997-RR, Cl. F, 7.672%, 4/30/39(2)                                      8,000,000           5,810,000
------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg
Pass-Through Certificates, Series 1997-MC1,
Cl. F, 7.452%, 5/20/07(2)                                                      1,400,000           1,163,148
------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-C1, Cl. F, 6.90%, 2/25/27                            1,493,254           1,397,243
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-C1,
Cl. E, 9.184%, 1/20/06                                                         2,496,000           2,552,160
                                                                                                ------------
Total Mortgage-Backed Obligations (Cost $54,533,160)                                              51,536,571


                         11 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
============================================================================================================
Foreign Government Obligations--3.2%
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion
de Deudas, Series I, 3.011%, 4/1/07(3)ARP                                 $   18,638,022        $ 12,014,338
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., Series REGS, 11.75%, 2/12/07ARP                  1,660,000           1,399,813
------------------------------------------------------------------------------------------------------------
Bonos de la Tesoreria de la Federacion, Zero Coupon,
34.778%, 2/11/99(5)MXP                                                        26,700,000           2,605,397
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14                 7,654,530           4,573,582
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 6.125%,
4/15/06(3)                                                                     5,760,000           3,715,200
------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Series PBA1, 3.011%,
4/1/07(3)ARP                                                                   2,650,228           1,505,180
------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.688%, 7/28/24(3)              3,384,000           2,377,260
------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded Interest Reduction
Bearer Bonds, Tranche A, 2.50%, 7/28/12(6)                                     1,500,000             858,750
------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 6.688%, 7/28/11(3)              5,650,000           3,799,625
------------------------------------------------------------------------------------------------------------
Ecuador (Republic of) Debs., 6.625%, 2/27/15(3)                                2,643,557           1,070,641
------------------------------------------------------------------------------------------------------------
Germany (Republic of) Treasury Bills, Zero Coupon,
3.404%, 1/15/99(5)DEM                                                         12,000,000           7,196,650
------------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc. Bonds, 6.0%, 12/23/23(3)                   1,750,000           1,054,375
------------------------------------------------------------------------------------------------------------
Panama (Government of) Bonds, 8.875%, 9/30/27                                    785,000             729,559
------------------------------------------------------------------------------------------------------------
Panama (Government of) Interest Reduction Bonds,
4%,7/17/14(6)                                                                  1,375,000           1,027,813
------------------------------------------------------------------------------------------------------------
Panama (Government of) Past Due Interest Debs., 6.688%,
7/17/16(3)                                                                     1,898,388           1,409,553
------------------------------------------------------------------------------------------------------------
Peru (Republic of) Front-Loaded Interest Reduction Bonds,
 3.25%, 3/7/17(6)                                                              1,000,000             568,750
------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr.,
4%, 3/7/17(6)                                                                  2,350,000           1,480,500
------------------------------------------------------------------------------------------------------------
Perusahaan Listr, 17%, 8/21/01(2)IDR                                       1,000,000,000              68,750
------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Debs., 6%, 12/1/09(3)                                  968,000             791,340
------------------------------------------------------------------------------------------------------------
Poland (Republic of) Treasury Bills, Zero Coupon,
14.313%, 3/31/99(5)PLZ                                                         7,000,000           1,932,046
------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/99(2)(7)IDR            4,000,000,000             125,000
------------------------------------------------------------------------------------------------------------
Russia (Government of) Debs., 5.969%, 12/15/15(3)                                 93,453              10,338
------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs., Series 24 yr.,
5.969%, 12/15/20(3)                                                            5,550,000             343,478
------------------------------------------------------------------------------------------------------------
United Mexican States Bills, Zero Coupon, 34.23%, 5/6/99(5)MXP                45,670,820           4,163,314
------------------------------------------------------------------------------------------------------------
United Mexican States Sr. Nts., 8.625%, 3/12/08                                1,500,000           1,391,250
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series DL, 5.938%,
12/18/07(3)                                                                    4,714,285           2,999,464
                                                                                                ------------
Total Foreign Government Obligations (Cost $62,531,654)                                           59,211,966


                         12 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
============================================================================================================
Loan Participations--0.1%
------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts.,
Tranche 1, 6.375%, 9/4/06(3)                                              $    1,179,272        $    536,569
------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.312%, 1/1/09(2)(3)                                                1,140,000             903,450
                                                                                                ------------
Total Loan Participations (Cost $1,831,533)                                                        1,440,019

============================================================================================================
Corporate Bonds and Notes--77.0%
------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.0%
Amtran, Inc.:
9.625% Nts., 12/15/05                                                          2,300,000           2,311,500
10.50% Sr. Nts., 8/1/04                                                        5,600,000           5,852,000
------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.375%, Sr. Nts., 11/15/06(8)                                                  5,600,000           5,740,000
10.75% Sr. Nts., 8/1/05                                                          115,000             121,325
12.25% Pass-Through Certificates, 12/1/02(9)                                   6,425,000           6,939,000
------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Sub. Nts., 11/1/08(8)                            4,000,000           4,260,000
------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable
Asset-Backed Nts., Series 1997-1, 1/1/01(2)                                    3,000,000           2,940,000
------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., Units (each unit consists of
$1,000 principal amount of 12% sr. sub. nts., 9/30/08 and
one warrant to purchase 1.55 shares of common stock)(8)(10)                    4,000,000           4,020,000
------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(2)                                               2,264,656           2,415,030
------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                     1,996,786           1,976,818
                                                                                                ------------
                                                                                                  36,575,673

------------------------------------------------------------------------------------------------------------
Chemicals--2.4%
Brunner Mond Group plc, 12.50% Sr. Sub. Nts., 7/15/08(8)GBP                    5,600,000           8,588,444
------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                     4,630,000           4,676,300
------------------------------------------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07                                            1,400,000           1,309,000
------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07               2,890,000           2,326,450
------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03(11)                       11,325,000          12,089,437
------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                          1,000,000             775,000
------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                    2,020,000           1,626,100
------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                               7,255,000           7,400,100
------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                   1,560,000           1,318,200
11.75% Sr. Unsec. Sub. Nts., 8/15/06(11)                                       1,905,000           1,647,825
------------------------------------------------------------------------------------------------------------
Texas Petrochemicals Corp., 11.125% Sr. Sub. Nts., 7/1/06                      1,485,000           1,470,150
                                                                                                ------------
                                                                                                  43,227,006


                         13 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Consumer Durables--0.2%
------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., Series B, 7/15/02         $      340,000        $    205,700
------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                     2,695,000           3,128,922
                                                                                                ------------
                                                                                                   3,334,622

------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--2.3%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(8)(12)                                       2,520,000             995,400
10.50% Sr. Nts., 7/1/08(8)                                                     4,200,000           4,011,000
------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05                6,517,000           3,747,275
------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Sub. Nts., 8/15/08(8)                               3,500,000           3,570,000
------------------------------------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03                    3,780,000           3,855,600
------------------------------------------------------------------------------------------------------------
Globe Manufacturing, Inc., 10% Sr. Sub. Nts., 8/1/08(8)                        3,500,000           3,185,000
------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                  1,525,000           1,532,625
------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc., 7% Sr. Nts., 5/15/98(2)(7)(13)(16)                5,955,189                  --
------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                            5,335,000           4,881,525
9% Sr. Nts., 11/1/06(8)                                                        2,750,000           2,750,000
------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 14.41%, 3/15/01(5)                                                  11,720,000           6,739,000
------------------------------------------------------------------------------------------------------------
Salton/Maxim Housewares, Inc., 10.75% Sr. Sub. Nts., 12/15/05(8)               5,600,000           5,663,000
------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Sub. Nts., 7/1/08                        1,200,000           1,146,000
                                                                                                ------------
                                                                                                  42,076,425

------------------------------------------------------------------------------------------------------------
Energy--5.1%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(8)                         3,500,000           3,473,750
------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                            2,470,000           2,013,050
------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06(14)                                            3,227,000           2,436,385
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                       3,845,000           2,902,975
------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07            5,450,000           4,877,750
------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                           3,175,000           2,936,875
------------------------------------------------------------------------------------------------------------
Dailey International, Inc., 9.50% Sr. Unsec. Nts., Series B, 2/15/08           2,800,000           1,246,000
------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                             2,500,000           2,112,500
------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(8)                       2,800,000           1,918,000
------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., Series B, 2/15/07                                         5,095,000           3,795,775
9.50% Sr. Sub. Nts., 11/1/06                                                   2,750,000           2,131,250
------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(12)                    14,875,000           4,908,750
------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(8)            9,725,000           7,634,125
------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08              4,015,000           2,750,275
------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(7)             5,995,000           2,248,125


                         14 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Energy  (continued)
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                         $    4,980,000        $  4,008,900
------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08               5,800,000           5,887,000
------------------------------------------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc., 9.375% Sr. Sub. Debs., 2/1/06               13,615,000          12,798,100
------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07                               7,525,000           6,998,250
------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                             12,535,000           8,837,175
------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                       925,000             929,625
------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                               4,210,000           4,083,700
------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(12)                                          4,200,000           2,541,000
0%/11.375% Sr. Disc. Nts., 2/15/09(12)                                         1,680,000           1,008,000
                                                                                                ------------
                                                                                                  94,477,335

------------------------------------------------------------------------------------------------------------
Financial--1.3%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                      1,125,000             770,625
------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                            78,000              62,790
------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(2)                                      287,233             287,951
------------------------------------------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr. Nts., Series B, 9/15/04                       4,455,000           2,249,775
------------------------------------------------------------------------------------------------------------
Industrial Bank of Japan Preferred Capital Co. (The) LLC,
8.69% Bonds, 12/29/49(3)(8)                                                    4,485,000           3,864,092
------------------------------------------------------------------------------------------------------------
Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2)(7)                         8,802,000                  --
------------------------------------------------------------------------------------------------------------
Parametric RE Ltd., 10.206% Nts., 11/15/07(3)                                  1,000,000           1,020,000
------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03IDR                             2,464,500,000              36,967
------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                                                              10,710,000          10,013,850
------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                        2,525,000           2,278,812
------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                              3,820,000           3,820,000
                                                                                                ------------
                                                                                                  24,404,862

------------------------------------------------------------------------------------------------------------
Food & Drug--2.1%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                      4,730,000           4,954,675
------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                        3,665,000           3,481,750
10.625% Sr. Sub. Nts., Series B, 7/31/07                                       8,255,000           7,739,062
------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(12)                           5,610,000           4,628,250
12.625% Sub. Nts., 6/15/02                                                    10,000,000           9,800,000
------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07           5,645,000           6,138,937
------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                         1,065,000           1,166,175
                                                                                                ------------
                                                                                                  37,908,849


                         15 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Food/Tobacco--2.0%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                 $    1,680,000        $  1,755,600
------------------------------------------------------------------------------------------------------------
Cott Corp., 9.375% Sr. Nts., 7/1/05                                           10,015,000           9,864,775
------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B,
12/15/07(12)                                                                   6,950,000           4,795,500
------------------------------------------------------------------------------------------------------------
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06                 6,845,000           7,443,937
------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                    6,400,000           6,432,000
------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                           1,150,000           1,178,750
------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                   2,240,000           2,262,400
------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts.,
11/15/07                                                                       3,435,000           3,331,950
                                                                                                ------------
                                                                                                  37,064,912

------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.8%
Ball Corp.:
7.75% Sr. Nts., 8/1/06(8)                                                      2,500,000           2,625,000
8.25% Sr. Sub. Nts., 8/1/08(8)                                                 3,300,000           3,448,500
------------------------------------------------------------------------------------------------------------
Four M Corp., 12% Sr. Sec. Nts., Series B, 6/1/06                                655,000             487,975
------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Sub. Nts., 12/15/08(8)                            5,000,000           5,025,000
------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                3,820,000           3,800,900
10.875% Sr. Sub. Nts., 4/1/08                                                  4,730,000           4,304,300
------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                           4,450,000           4,867,187
------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 0%/12.75% Sr. Disc. Nts., 3/15/08(12)                 1,500,000             532,500
------------------------------------------------------------------------------------------------------------
U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06                      2,750,000           2,832,500
------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                             5,590,000           5,645,900
                                                                                                ------------
                                                                                                  33,569,762

------------------------------------------------------------------------------------------------------------
Gaming/Leisure--5.9%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(12)                       1,400,000             763,000
------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                               3,080,000           2,849,000
------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc.,
11.50% Promissory Nts., 8/1/95(7)                                                 22,500                  --
------------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00(2)(7)                                                       1,000,000              60,000
------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
Series B, 8/15/03                                                              3,000,000           3,405,000
------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                        860,000             860,000
------------------------------------------------------------------------------------------------------------
Empress River Casino Finance Corp., 10.75% Sr. Nts., 4/1/02                    8,070,000           8,594,550
------------------------------------------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% First Mtg. Sec. Nts., 12/1/03                     6,360,000           6,964,200
------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                             4,100,000           4,120,500
------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                     280,000             303,800


                         16 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Gaming/Leisure  (continued)
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                       $   11,355,000        $ 11,780,812
------------------------------------------------------------------------------------------------------------
Intrawest Corp.:
9.75% Sr. Nts., 8/15/08                                                        4,230,000           4,356,900
9.75% Sr. Unsec. Nts., 8/15/08(8)                                              3,000,000           3,090,000
------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut),
13.50% Sr. Sec. Nts., Series B, 11/15/02                                       5,085,000           6,127,425
------------------------------------------------------------------------------------------------------------
Outboard Marine Corp., 10.75% Sr. Nts., 6/1/08(8)                              2,745,000           2,690,100
------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 12/15/05(8)              4,000,000           4,025,000
------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                              4,880,000           3,330,600
9.25% Sr. Nts., 4/1/06                                                         1,850,000           1,921,688
------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
9.50% Sr. Sub. Nts., 4/15/07                                                   5,790,000           6,426,900
10.625% Sr. Sub. Nts., 7/15/05                                                 1,900,000           2,080,500
------------------------------------------------------------------------------------------------------------
Showboat Marina Casino Partnership/Showboat Marina
Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03                       7,585,000           8,608,975
------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                         3,640,000           3,753,750
------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
8.875% Sr. Sub. Nts., 12/1/08(8)                                               4,700,000           4,794,000
9.625% Sr. Sub. Nts., 6/1/03                                                     600,000             621,660
9.75% Sr. Sub. Nts., 4/15/07                                                   5,800,000           6,090,000
10.125% Sr. Sub. Nts., 3/15/06                                                 6,000,000           6,315,000
------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.:
10% Sr. Unsec. Sub. Nts., 11/15/05(6)                                          2,600,000           2,301,000
12.25% Mtg. Nts., 11/15/04                                                     3,015,000           2,864,250
                                                                                                ------------
                                                                                                 109,098,610

------------------------------------------------------------------------------------------------------------
Healthcare--1.1%
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(8)                          5,040,000           5,115,600
------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.25% Sr. Sub. Nts., Series A, 1/15/08                                           460,000             432,400
9.50% Sr. Sub. Nts., 9/15/07                                                   3,515,000           3,356,825
10.25% Sr. Sub. Nts., 4/30/06                                                  5,330,000           5,250,050
------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts.,
Series B, 11/1/07                                                                 85,000              81,813
------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(8)                            4,200,000           3,969,000
------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07                        2,755,000           2,245,325
                                                                                                ------------
                                                                                                  20,451,013

------------------------------------------------------------------------------------------------------------
Housing--1.3%
Engle Homes, Inc., 9.25% Sr. Unsec. Nts., Series C, 2/1/08                     2,160,000           2,170,800
------------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                     995,000             900,475
------------------------------------------------------------------------------------------------------------
Greystone Homes, Inc., 10.75% Sr. Nts., 3/1/04                                 1,940,000           2,056,400


                         17 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Housing  (continued)
Nortek, Inc.:
8.875% Sr. Nts., 8/1/08(8)                                                $    1,750,000        $  1,793,750
9.125% Sr. Nts., Series B, 9/1/07                                              9,540,000           9,873,900
9.25% Sr. Nts., Series B, 3/15/07                                              7,545,000           7,771,350
                                                                                                ------------
                                                                                                  24,566,675

------------------------------------------------------------------------------------------------------------
Information Technology--2.0%
Businessland, Inc., 5.50% Sub. Debs., 3/1/07(2)                                3,780,000           2,702,700
------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.,
0%/13.50% Sr. Disc. Nts., 3/15/08(12)                                         10,970,000           6,088,350
------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                           5,250,000           5,013,750
------------------------------------------------------------------------------------------------------------
Dialog Corp. plc, 11% Sr. Sub. Nts., Series B, 11/15/07                        3,250,000           3,250,000
------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                  2,355,000           2,343,225
------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                     2,805,000           2,819,025
------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                        5,200,000           6,058,000
------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(12)          10,160,000           5,588,000
------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                  3,360,000           3,208,800
                                                                                                ------------
                                                                                                  37,071,850

------------------------------------------------------------------------------------------------------------
Manufacturing--2.5%
Axia, Inc. (New), 10.75% Sr. Sub. Nts., 7/15/08                                2,020,000           2,060,400
------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                             2,150,000           2,096,250
------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc.,
12% Sr. Sub. Nts., Series B, 8/1/05                                              350,000             366,625
------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08             2,800,000           2,646,000
------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                               2,250,000           2,036,250
------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07             4,225,000           4,034,875
------------------------------------------------------------------------------------------------------------
Insilco Corp., Units (each unit consists of $1,000 principal amount of 12% Sr. Sub. Nts., 8/15/07 and one warrant to
purchase 0.52 shares of common stock)(8)(10)                                   7,055,000           7,337,200
------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts.,
Series B, 6/1/05                                                               6,055,000           6,403,163
------------------------------------------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12% Bonds, 2/15/02                                   700,000             435,750
------------------------------------------------------------------------------------------------------------
MOLL Industries, Inc., 10.50% Sr. Sub. Nts., 7/1/08(8)                         1,960,000           1,930,600
------------------------------------------------------------------------------------------------------------
Paragon Corp. Holdings, Inc., 9.625% Sr. Unsec. Nts.,
Series B, 4/1/08                                                               1,000,000             852,500
------------------------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                       3,900,000           3,987,750
------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                  2,000,000           1,990,000
------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
Series B, 6/15/07                                                              4,480,000           4,368,000
------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08                               1,960,000           1,930,600
------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                             2,800,000           2,926,000
                                                                                                ------------
                                                                                                  45,401,963


                         18 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--2.0%
Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
Series B, 2/1/08                                                          $    1,625,000        $  1,649,375
------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07               5,170,000           5,376,800
------------------------------------------------------------------------------------------------------------
CBS Radio, Inc., 11.375% Unsec. Sub. Debs., 1/15/09(13)                        2,048,300           2,447,719
------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                  1,400,000           1,442,000
9% Sr. Sub. Nts., 10/1/08(8)                                                   9,000,000           9,540,000
10.50% Sr. Sub. Nts., Series B, 1/15/07                                        1,240,000           1,364,000
------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(6)                        1,800,000           1,809,000
------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
9% Sr. Unsec. Sub. Nts., 7/15/07                                               7,245,000           7,426,125
10% Sr. Sub. Nts., 9/30/05                                                     1,175,000           1,251,375
------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.:
11% Sr. Nts., 3/15/04                                                          1,520,000           1,618,800
12.50% Sr. Nts., 6/15/02                                                         700,000             759,500
------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                        2,850,000           2,907,000
                                                                                                ------------
                                                                                                  37,591,694

------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--3.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03                                             3,000,000           3,086,250
8.375% Sr. Nts., Series B, 2/1/08                                              3,700,000           3,838,750
9.875% Sr. Nts., Series B, 3/1/07                                              3,545,000           3,934,950
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Debs., 2/15/13(11)                                               600,000             675,000
9.875% Sr. Sub. Debs., 4/1/23                                                  3,000,000           3,352,500
9.875% Sr. Sub. Nts., 5/15/06(11)                                              3,000,000           3,285,000
------------------------------------------------------------------------------------------------------------
Diva Systems Corp., Units (each unit consists of $1,000
principal amount of 0%/12.625% sr. disc. nts., 3/1/08 and three
warrants to purchase three shares of common stock)(8)(10)(12)                  2,500,000           1,037,500
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Sr. Sec. Nts., 7/1/02                              11,090,000          12,808,950
------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(2)                                            2,355,716           2,355,717
------------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(2)                              2,397,646           2,397,647
------------------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp.,
0%/13.125% Sr. Sec. Disc. Nts., 3/15/04(12)                                    8,600,000           8,621,500
------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs.,
Series B, 4/15/10(12)                                                          8,305,000           5,730,450
------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                   9,200,000           9,154,000
------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                        3,030,000           1,910,710
------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(12)                                                          5,110,000           2,784,950
                                                                                                ------------
                                                                                                  64,973,874


                         19 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.0%
Ackerley Group, Inc., 9% Sr. Sub. Nts., 1/15/09(8)                        $    5,500,000        $  5,610,000
------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc.,
9.25% Sr. Unsec. Sub. Nts., 2/1/06                                             4,950,000           5,247,000
------------------------------------------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07                        1,300,000             965,250
------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Sub. Nts., 12/15/10(8)                                              5,000,000           4,987,500
9.50% Sr. Sub. Nts., 6/1/08(8)                                                 2,750,000           2,873,750
------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Sub. Nts., 12/1/08(8)                                               8,000,000           8,050,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                  9,175,000           9,129,125
                                                                                                ------------
                                                                                                  36,862,625

------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--14.7%
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                    12,150,000           8,079,750
------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(12)                                       850,000             718,250
7.625% Bonds, 7/31/08DEM                                                       9,750,000           5,791,811
8.875% Sr. Nts., 11/30/07DEM                                                   2,295,000           1,415,837
10.125% Sr. Nts., 11/30/07GBP                                                  3,275,000           5,728,600
Units (each unit consists of $1,000 principal amount of
0%/12% sr. disc. nts., 12/15/06 and one warrant to
purchase 7.8 ordinary shares)(10)(12)                                          7,055,000           5,961,475
------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc
Debs., 11/15/07(12)                                                            5,570,000           4,734,500
------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                     3,065,000           3,141,625
------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                          2,800,000           1,358,000
------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc:
0%/10.75% Sr. Disc. Nts., 2/15/07(12)                                            700,000             497,000
0%/11.75% Sr. Disc. Nts., 12/15/05(12)                                        15,425,000          12,841,313
9.125% Sr. Nts., 2/1/08                                                        1,400,000           1,344,000
------------------------------------------------------------------------------------------------------------
DTI Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
Series B, 3/1/08(12)                                                           7,500,000           1,987,500
------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07                         4,320,000           4,050,000
------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                           2,725,000           2,738,625
------------------------------------------------------------------------------------------------------------
FaciliCom International, Inc., 10.50% Sr. Nts.,
Series B, 1/15/08                                                              2,915,000           2,346,575
------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts.,
4/15/08(12)                                                                    4,810,000           1,467,050
------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec
Disc. Nts., 2/15/08(12)                                                        5,740,000           3,070,900
------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                        5,295,000           5,639,175
------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05                                      7,510,000           6,195,750
------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
Disc. Nts., 12/15/05(8)(12)                                                    1,400,000           1,111,250


                         20 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts., 5/1/08(8)(12)                                   $    1,740,000        $    756,900
------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(12)                    4,360,000           3,150,100
------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc.:
0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(12)                                        800,000             600,000
0%/13.50% Sr. Disc. Nts., 9/15/05(12)                                          7,180,000           5,959,400
------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Unsec. Disc. Nts., 2/15/08(12)                  3,985,000           2,131,975
------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                        8,125,000           7,759,375
8.875% Sr. Nts., 11/1/07                                                       4,995,000           4,845,150
------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(12)                                                                   12,340,000           5,984,900
------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. 12/1/08(8)(12)                                            14,000,000           8,225,000
9.125% Sr. Unsec. Nts., 5/1/08                                                 9,600,000           9,528,000
------------------------------------------------------------------------------------------------------------
Long Distance International, Inc., 12.25% Sr. Nts., 4/15/08(8)                 2,800,000           2,338,000
------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 11/15/08(8)                      6,000,000           6,195,000
------------------------------------------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(12)DEM                                          2,800,000             962,459
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(12)                                1,400,000             801,500
------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts., 4/15/08(12)                                    3,820,000           2,196,500
9.625% Sr. Nts., 10/1/07                                                       9,895,000           9,499,200
10.75% Sr. Nts., 11/15/08(8)                                                   6,600,000           6,748,500
------------------------------------------------------------------------------------------------------------
NorthEast Optic Network, Inc., 12.75% Sr. Nts., 8/15/08                        2,700,000           2,659,500
------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., 4/1/08(8)(12)                               6,745,000           4,215,625
0%/10.75% Sr. Unsec. Unsub. Nts., Series REGS, 4/1/08(12)GBP                   5,000,000           5,201,978
0%/12.375% Sr. Nts., 10/1/08(8)(12)                                           16,000,000          10,100,000
7% Cv. Sub. Nts., 12/15/08(8)                                                  2,000,000           2,165,000
10% Sr. Nts., Series B, 2/15/07                                                3,930,000           4,047,900
11.50% Sr. Nts., 10/1/08(8)                                                    6,000,000           6,585,000
------------------------------------------------------------------------------------------------------------
Petersburg Long Distance, Inc., 9% Cv. Sub. Nts., 6/1/06(8)                      630,000             233,888
------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(8)                          4,000,000             990,000
------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                         6,330,000           6,298,350
11.50% Sr. Nts., 11/1/08(8)                                                   10,000,000          10,525,000
------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc
Nts., 10/15/07(12)                                                             7,955,000           6,185,013
------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(12)DEM                                                   7,775,000           2,582,097
0%/10.125% Sr. Disc. Nts., 3/1/08(12)                                          3,365,000           1,943,288
10.50% Sr. Nts., 11/15/08(8)                                                   4,800,000           4,692,000


                         21 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(12)                                       $    9,060,000        $  7,610,400
11.25% Sr. Nts., 11/1/08(8)                                                    4,515,000           5,079,375
------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                               6,100,000           6,435,500
------------------------------------------------------------------------------------------------------------
US Xchange LLC, 15% Sr. Nts., 7/1/08                                           2,800,000           2,884,000
------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                4,800,000           4,728,000
11.25% Sr. Nts., 12/1/08(8)                                                    5,000,000           5,050,000
13.50% Sr. Unsec. Nts., 6/15/04                                                  725,000             786,625
------------------------------------------------------------------------------------------------------------
Viatel, Inc.:
0%/12.40% Sr. Disc. Nts., 4/15/08(12)DEM                                       3,000,000           1,071,734
0%/12.50% Sr. Unsec. Disc. Nts., 4/15/08(12)                                   5,350,000           3,183,250
11.15% Sr. Nts., 4/15/08DEM                                                    7,500,000           4,480,569
11.25% Sr. Sec. Nts., 4/15/08                                                  1,925,000           1,977,938
                                                                                                ------------
                                                                                                 269,612,975

------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--7.4%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07(8)                          1,400,000           1,407,000
------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(12)                11,650,000           2,970,750
------------------------------------------------------------------------------------------------------------
Cellular Communications International, Inc.,
0%/9.50% Bonds, 4/1/05(12)XEU                                                 11,500,000          11,410,820
------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08(8)                   4,000,000           4,000,000
------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc
Nts., 12/15/05(12)                                                             1,280,000           1,100,800
------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0%/10.625% Sr. Unsec
Disc. Nts., 11/15/07(12)                                                       8,790,000           6,196,950
------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(12)               4,650,000           2,115,750
------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                            560,000             574,000
------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units
(each unit consists of $1,000 principal amount of 15% sr. nts.,
8/1/05 and one warrant to buy 19.85 shares of common stock)(10)                2,800,000           2,100,000
------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/11.125% Sr. Disc
Nts., Series B, 10/15/07(12)CAD                                                6,405,000           2,310,651
------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc
Nts., 6/1/06(12)                                                                 760,000             541,500
------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(12)                                          9,675,000           5,901,750
0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                           5,690,000           3,399,775
0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                          9,220,000           5,923,850
------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                      5,900,000           4,130,000
11.625% Sr. Nts., Series A, 8/15/06                                            9,080,000           6,356,000
------------------------------------------------------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec. Nts., 7/1/08                                    2,000,000           1,960,000
------------------------------------------------------------------------------------------------------------
Orange plc, 8% Sr. Nts., 8/1/08                                               12,500,000          12,687,500


                         22 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04                                                     $    4,275,000        $  4,424,625
------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
1/15/07(12)                                                                    5,310,000           3,345,300
------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)             9,895,000           5,813,313
------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(13)                                                                    3,000,000           2,850,000
------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., 12/15/06(8)                                             10,625,000          10,784,375
11.75% Sr. Sub. Nts., 7/15/07                                                  4,225,000           4,478,500
------------------------------------------------------------------------------------------------------------
Rogers Cantel, Inc., 8.80% Sr. Sub. Nts., 10/1/07                              5,000,000           5,068,750
------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                  6,400,000           6,448,000
------------------------------------------------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04                              4,160,000           3,338,400
------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)            18,320,000          10,625,600
------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(8)(12)              7,550,000           3,812,750
                                                                                                ------------
                                                                                                 136,076,709

------------------------------------------------------------------------------------------------------------
Metals/Minerals--2.7%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                           6,665,000           5,098,725
------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                           2,265,000           2,429,213
------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                       5,025,000           4,597,875
------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts.,
Series B, 5/15/08                                                              4,540,000          4,596,750
------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08           1,400,000           1,323,000
------------------------------------------------------------------------------------------------------------
Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07             825,000             792,000
------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(12)               11,000,000           3,795,000
------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                        10,585,000           9,896,975
------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01             7,090,000           7,284,975
------------------------------------------------------------------------------------------------------------
WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                    11,000,000          10,285,000
                                                                                                ------------
                                                                                                  50,099,513

------------------------------------------------------------------------------------------------------------
Retail--1.3%
Boyds Collection Ltd., 9% Sr. Sub. Nts., 5/15/08(8)                            5,435,000           5,570,875
------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Sub. Nts., 5/1/08(8)             3,435,000           3,280,425
------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                     6,585,000           5,827,725
------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                             2,100,000           1,942,500
------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08(8)                 5,240,000           5,213,800
------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                             1,600,000           1,684,000
                                                                                                ------------
                                                                                                  23,519,325

------------------------------------------------------------------------------------------------------------
Service--5.2%
Allied Waste North America, Inc., 7.875% Sr. Nts., 1/1/09(8)                   4,165,000           4,237,888
------------------------------------------------------------------------------------------------------------
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07                     10,425,000          11,311,125


                         23 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Service  (continued)
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(12)                        $    5,475,000        $  4,516,875
------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                      3,000,000           3,015,000
------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Sub. Nts., 2/1/08(8)                                                    1,510,000           1,517,550
9% Sr. Unsec. Sub. Nts., 2/1/08                                                8,425,000           8,467,125
------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Sub. Nts., 8/15/08(8)              4,050,000           4,131,000
------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08             5,895,000           5,629,725
------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09               10,570,000          10,570,000
------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                  3,300,000           3,481,500
9.625% Sr. Sub. Nts., 12/1/06                                                  5,065,000           5,444,875
------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)              11,000,000          11,000,000
------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                               2,432,000           2,495,840
13.625% Sr. Sub. Disc. Nts., 6/30/05                                           8,545,000           9,784,025
------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Sub. Nts., 1/15/09(8)                          8,000,000           8,060,000
------------------------------------------------------------------------------------------------------------
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                     1,685,000           1,887,200
                                                                                                ------------
                                                                                                  95,549,728

------------------------------------------------------------------------------------------------------------
Transportation--5.4%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07            3,760,000           3,252,400
------------------------------------------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                        1,325,000           1,358,125
------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Sr. Unsec. Sub. Nts., 4/15/06                                          10,970,000          11,463,650
------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                  6,000,000           6,255,000
11% Sr. Sub. Nts., 7/15/06                                                     8,625,000           9,616,875
------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(8)                           4,100,000           3,710,500
------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                    2,845,000           2,674,300
------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. nts., 7/15/05
and one warrant to purchase five shares of common stock)(8)(10)                6,400,000           5,152,000
------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(8)                               6,935,000           6,137,475
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and 7.66 warrants)(8)(10)              4,620,000           4,181,100
------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(2)                                              4,000,000           4,180,000
10.125% Sr. Unsec. Sub. Nts., 6/15/07                                          1,150,000           1,196,000
------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
11.50% First Preferred Ship Mtg. Nts., 5/30/08                                 4,000,000           3,020,000
------------------------------------------------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                           560,000             462,000


                         24 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          Face                  Market Value
                                                                          Amount(1)             See Note 1
------------------------------------------------------------------------------------------------------------
Transportation  (continued)
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                $   11,400,000        $    9,633,000
--------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp.,
0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(12)                             25,515,000            24,621,975
--------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(8)                3,652,068             2,218,632
                                                                                                --------------
                                                                                                    99,133,032

--------------------------------------------------------------------------------------------------------------
Utility--0.8%
Calpine Corp., 10.50% Sr. Nts., 5/15/06                                        2,990,000             3,311,425
--------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11             5,550,000             6,451,875
--------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.:
0%/8.50% Sr. Unsec. Nts., Series H, 7/1/10(12)                                 3,000,000             2,338,164
7.75% Sr. Unsec. Nts., Series G, 10/1/08                                       2,500,000             2,747,095
--------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(8)                              144,727               109,872
                                                                                                --------------
                                                                                                    14,958,431
                                                                                                --------------
Total Corporate Bonds and Notes (Cost $1,479,998,262)                                            1,417,607,463

                                                                                 Shares
==============================================================================================================
Preferred Stocks--6.3%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(13)                          72,237             1,823,984
--------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A(2)(13)(16)                             155,258             3,881,450
--------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cum. Cv.(8)                                          100,000             1,025,000
--------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Exchangeable(13)                                      3,007             2,533,397
--------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Preferred, Series B(13)                           4,715             4,043,117
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.50% Cum. Cv., Series I, Non-Vtg                            142,500            10,740,937
--------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(2)(15)                         140,000             5,372,500
--------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% Sr. Exchangeable(13)                           4,968             4,433,940
--------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable Preferred Stock                4,921             2,423,592
--------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum. Exchangeable, Series B,
3/1/08, Non-Vtg.(15)                                                              28,000             1,421,000
--------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cum. Cv., Series C, Non-Vtg.(8)(13)                        390,000               585,000
--------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 12.125% Sr. Redeemable
Exchangeable, Series B, Non-Vtg.(13)                                               5,787             6,727,387
--------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum
Exchangeable Perpetual Preferred Stock, Series A                                      30                   697
--------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable
Preferred, 12/1/08(8)(15)                                                         58,000             5,698,500
--------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable(13)                                        2,909             3,207,172
--------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
13.50% Exchangeable, Series B(13)                                                  2,886             2,864,355
Depositary Shares Representing one one-hundredth
7% Cum. Cv. Jr. Preferred Stock, Series E, Non-Vtg.(8)                            84,480             1,541,760


                         25 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Market Value
                                                                                 Shares         See Note 1
============================================================================================================
Preferred Stocks  (continued)
International Utility Structures, Inc.:
13% Preferred(8)(13)                                                                  36        $     31,050
Units (each unit consists of $1,000 principal amount of
13% sr. exchangeable preferred stock and one warrant to
purchase 30 shares of common stock)(2)(13)                                           560             484,400
------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Cum. Exchangeable(13)                          86,806           4,362,002
------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E(13)                    3,197           2,885,293
------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum. Exchangeable, Vtg.(13)                   148,837           7,925,570
------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.(13)                                                                         400           3,410,000
------------------------------------------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc., Jr. Cv. Preferred Stock(15)                     45,926              80,371
------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable                                                              101,200           9,765,800
9.20% Exchangeable, Series F                                                      22,500           2,216,250
------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(13)                     7,244           6,755,030
------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Cum. Exchangeable, Series B, Non-Vtg.(15)                     213,500          10,941,875
------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 13.75% Cum. Nts., Series B,
3/15/09, Non-Vtg.(13)                                                                 84             363,300
------------------------------------------------------------------------------------------------------------
SFX Broadcasting, Inc./Capstar Broadcasting Corp.,
12.625% Cum., Series E, Non-Vtg.(13)                                               7,452             901,692
------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable,
Non-Vtg.(8)(13)                                                                    2,921           2,986,723
------------------------------------------------------------------------------------------------------------
Viatel, Inc., 10% Cv., Series A(13)                                                3,646             401,972
------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B                                                                4,650             106,950
9.20% Preferred                                                                  158,950           3,457,163
                                                                                                ------------
Total Preferred Stocks (Cost $128,262,192)                                                       115,399,229


                         26 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                Market Value
                                                                               Shares           See Note 1
============================================================================================================
Common Stocks--0.4%
------------------------------------------------------------------------------------------------------------
BayCorp Holdings Ltd.(15)                                                         16,133        $     56,466
------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.(2)                                                                1,350           1,194,750
------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)(15)                                                        39,357              39,357
------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(15)                                                   107,699           1,790,496
------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(15)                                                2,545              43,901
------------------------------------------------------------------------------------------------------------
News Corp. Ltd., Sponsored ADR, Preference                                       166,271           4,104,815
------------------------------------------------------------------------------------------------------------
Omnipoint Corp.(15)                                                               40,000             372,500
------------------------------------------------------------------------------------------------------------
Optel, Inc.(15)                                                                    7,425                  74
------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc.(2)(15)(16)                                         1,688,400                  --
------------------------------------------------------------------------------------------------------------
Resorts International, Inc.(15)                                                  187,187                  --
------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(15)                                                 6,108              12,216
------------------------------------------------------------------------------------------------------------
Siena Holdings, Inc.(2)(15)                                                      239,111             203,245
                                                                                                ------------
Total Common Stocks (Cost $6,433,594)                                                              7,817,820

                                                                               Units
============================================================================================================
Rights, Warrants and Certificates--0.5%
------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(2)                                     40,000                 400
------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust(2)                              1,045,990              10,460
------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/00(2)                  825                   5
------------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00(2)                                          125,000              31,250
------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/07(8)                                     5,837              29,915
------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)(16)                                           130,000              39,000
------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                                       3,330             495,870
------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. Wts., Exp. 3/08(2)                               10,970             548,500
------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(2)                                 11,200              14,000
------------------------------------------------------------------------------------------------------------
DTI Holdings, Inc. Wts., Exp. 3/08(2)                                             37,500               1,875


                         27 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Market Value
                                                                               Units            See Note 1
============================================================================================================
Rights, Warrants and Certificates  (continued)
e.spire Communications, Inc. Wts., Exp. 11/05                                      2,575        $     62,150
------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/08(2)                                 4,810              48,100
------------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/02                                         163,894             901,417
------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(2)                                                    7,510              75,100
------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/01                                       107,699             491,377
------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03(8)                                                                     137,280               1,373
Exp. 9/04(2)                                                                     168,000             189,000
Exp. 5/05(2)                                                                     118,003              11,800
------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01                                  1,090              66,986
------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(2)                                       50,820             696,519
------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                              6,000                  --
------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/08(2)                                     12,340              32,392
------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., 4/08(2)                                    2,800               7,000
------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/05(2)                                     6,400              40,000
------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)                                               32,000             298,000
------------------------------------------------------------------------------------------------------------
Orbital Imaging Corp. Wts., Exp. 3/05(2)                                           2,435              97,704
------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Wts., Exp. 1/07(2)                                     3,910              48,875
------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                                     31,716           1,514,477
------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 6/05(2)                                                                      49,120             491,200
Exp. 11/03(2)                                                                    182,000           2,275,000
------------------------------------------------------------------------------------------------------------
Republic Health Corp. Wts., Exp. 4/00                                              3,763                  --
------------------------------------------------------------------------------------------------------------
Rocky Mountain Internet, Inc. Wts., Exp. 7/03(2)                                  24,520             343,292
------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp. Wts., Exp. 7/99                                                 16,277              47,827
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/20             24,990                  --
------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Wts., Exp. 1/02(2)                           114,400              85,800
------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(2)                                                  30,480             243,840
                                                                                                ------------
Total Rights, Warrants and Certificates (Cost $1,989,969)                                          9,240,504


                         28 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Face             Market Value
                                                                               Amount(1)        See Note 1
==============================================================================================================
Structured Instruments--4.6%
--------------------------------------------------------------------------------------------------------------
Bear Stearns High Yield Composite Index Linked Nts., 9%, 2/5/99                $  25,000,000    $   23,047,750
--------------------------------------------------------------------------------------------------------------
Commerzbank International SA, Lehman High Yield Index Nts.,
8.50%, 2/8/99                                                                     26,000,000        24,278,800
--------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Hungarian Forint Linked Nts.,
16.25%, 2/23/99                                                                    2,000,000         2,006,025
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, High Yield Index Nts., 8%, 3/4/99                         10,000,000         9,356,000
--------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.97%, 4/28/02
(representing a basket of reference loans and a total return
swap between Chase Manhattan Bank and the Trust)(2)(3)                            23,200,000        20,805,957
--------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippines Peso/Japanese Yen
Linked Nts.:
19.50%, 2/26/99                                                                    2,000,000         1,863,400
20%, 2/19/99                                                                       2,000,000         1,904,400
--------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippines Peso/Singapore
Dollar Linked Nts., 18.70%, 3/8/99                                                 1,500,000         1,493,400
                                                                                                --------------
Total Structured Instruments (Cost $91,978,001)                                                     84,755,732

                                Date                  Strike                   Contracts
==============================================================================================================
Put Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------
Mexican Peso Put Opt.(2)
(Cost $115,600)                 2/99                  10.75MXP                 43,000,000               17,200

                                                                               Face
                                                                               Amount(1)
==============================================================================================================
Repurchase Agreements--4.2%
--------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.75%, dated 12/31/98, to be repurchased at $76,140,164 on 1/4/99,
collateralized by U.S. Treasury Nts., 4%--8.875%, 2/15/99--7/15/06,
with a value of $77,652,747 (Cost $76,100,000)                                 $  76,100,000        76,100,000

--------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,903,773,964)                                       99.1%    1,823,126,504
--------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          0.9        17,441,664
                                                                               -------------    --------------
Net Assets                                                                             100.0%   $1,840,568,168
                                                                               =============    ==============


                         29 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP--Argentine Peso                    IDR--Indonesian Rupiah
CAD--Canadian Dollar                   MXP--Mexican Peso
DEM--German Mark                       PLZ--Polish Zloty
GBP--British Pound Sterling            XEU--European Currency Units

2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

6. Represents the current interest rate for an increasing rate security.

7. Non-income producing--issuer is in default.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $302,230,412 or 16.42% of the Trust's net assets as of December 31, 1998.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                         Contracts          Expiration    Exercise    Premium     Market Value
                         Subject to Call    Date          Price       Received    See Note 1
----------------------------------------------------------------------------------------------
Mexican Peso Call Opt.   20,040,000         2/9/99        10.02MXP    $18,000     $14,028
----------------------------------------------------------------------------------------------
Mexican Peso Call Opt.   19,980,000         2/9/99         9.99MXP     14,000      11,988
                                                                      -------     -------
                                                                      $32,000     $26,016
                                                                      =======     =======

10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

11. Securities with an aggregate market value of $17,697,263 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Interest or dividend is paid in kind.

14. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 6 of Notes to Financial Statements.

15. Non-income producing security.


                         30 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1998. The aggregate fair value of all securities of affiliated companies held by the Fund as of December 31, 1998 amounts to $3,920,450. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                       Shares/Face
                                       Shares/Face        Gross          Gross         December 31,
                                       June 30, 1998      Additions      Reductions    1998               Dividends
-------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
CGA Group Ltd., Preferred
Stock, Series A                           130,000         25,258         --               155,258          $632,284
-------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp 12/49            130,000             --         --               130,000                --
-------------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc.             1,688,400             --         --             1,688,400                --

Bonds and Notes
Pope, Evans, & Robbins, Inc.,
7% Sr. Nts., 5/15/98                   $5,955,189             --         --            $5,955,189                --
                                                                                                           --------
                                                                                                           $632,284
                                                                                                           ========

See accompanying Notes to Financial Statements.


                         31 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $1,894,747,160)                    $ 1,819,206,054
Affiliated companies (cost $9,026,804)                                3,920,450
-------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency
exchange contracts--Note 5                                              378,023
-------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                               33,423,746
Investments sold                                                      7,793,035
Shares of beneficial interest sold                                    5,783,035
Daily variation on futures contracts--Note 6                             30,410
Other                                                                    54,784
                                                                ---------------
Total assets                                                      1,870,589,537

===============================================================================
Liabilities
Bank overdraft                                                       12,096,116
-------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                               27,912
-------------------------------------------------------------------------------
Options written, at value (premiums received $32,000)--
see accompanying statement--Note 7                                       26,016
-------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                9,887,504
Dividends                                                             5,542,853
Investments purchased                                                 1,128,447
Distribution and service plan fees                                      961,514
Shareholder reports                                                     167,479
Custodian fees                                                          131,909
Transfer and shareholder servicing agent fees                            18,003
Other                                                                    33,616
                                                                ---------------
Total liabilities                                                    30,021,369

===============================================================================
Net Assets                                                      $ 1,840,568,168
                                                                ===============

===============================================================================
Composition of Net Assets
Paid-in capital                                                 $ 2,097,176,421
-------------------------------------------------------------------------------
Overdistributed net investment income                                (1,266,310)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                      (174,966,265)
-------------------------------------------------------------------------------
Net unrealized depreciation on investments and
translation of assets and liabilities denominated
in foreign currencies                                               (80,375,678)
                                                                ---------------
Net assets                                                      $ 1,840,568,168
                                                                ===============


                         32 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $1,185,721,897 and 90,075,853
shares of beneficial interest outstanding)                                $13.16
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                             $13.82

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $544,774,362 and
41,740,704 shares of beneficial interest outstanding)                     $13.05

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $82,170,537 and
6,251,540 shares of beneficial interest outstanding)                      $13.14

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $27,901,372 and 2,125,548
shares of beneficial interest outstanding)                                $13.13

See accompanying Notes to Financial Statements.


                         33 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Interest (net of foreign withholding taxes of $23,046)              $85,525,585
-------------------------------------------------------------------------------
Dividends:

Unaffiliated companies (net of foreign withholding
taxes of $2,227)                                                      6,472,157
Affiliated companies                                                    632,284
                                                                 --------------
Total income                                                         92,630,026

===============================================================================
Expenses
Management fees--Note 4                                               5,424,786
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               1,260,885
Class B                                                               2,595,676
Class C                                                                 355,930
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                 565,517
Class B                                                                 246,729
Class C                                                                  33,830
Class Y                                                                  13,873
-------------------------------------------------------------------------------
Shareholder reports                                                     242,866
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                              41,398
-------------------------------------------------------------------------------
Custodian fees and expenses                                              40,790
-------------------------------------------------------------------------------
Trustees' fees and expenses                                              32,521
-------------------------------------------------------------------------------
Registration and filing fees                                             10,855
-------------------------------------------------------------------------------
Other                                                                    43,432
                                                                 --------------
Total expenses                                                       10,909,088

===============================================================================
Net Investment Income                                                81,720,938

===============================================================================
Realized and Unrealized Loss
Net realized loss on:
Investments                                                         (33,900,223)
Closing of futures contracts                                         (6,603,271)
Foreign currency transactions                                        (1,502,596)
                                                                 --------------
Net realized loss                                                   (42,006,090)

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                        (120,737,399)
Translation of assets and liabilities denominated in
foreign currencies                                                   (2,146,431)
                                                                 --------------
Net realized and unrealized loss                                   (164,889,920)

===============================================================================
Net Decrease in Net Assets Resulting from Operations             $  (83,168,982)
                                                                 ==============

See accompanying Notes to Financial Statements.


                         34 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             December 31, 1998     Year Ended
                                                             (Unaudited)           June 30,1998
==================================================================================================
Operations
Net investment income                                        $    81,720,938       $   146,672,693
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                         (42,006,090)           44,126,205
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           (122,883,830)            4,774,381
                                                             ---------------       ---------------
Net increase (decrease) in net assets resulting
from operations                                                  (83,168,982)          195,573,279

==================================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class A                                                          (54,676,960)         (103,411,688)
Class B                                                          (22,025,325)          (35,809,231)
Class C                                                           (3,000,928)           (3,671,943)
Class Y                                                             (931,579)             (345,783)

==================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                           38,189,178            51,643,094
Class B                                                           64,466,981           117,957,555
Class C                                                           22,770,404            33,959,979
Class Y                                                           17,569,504            11,285,065

==================================================================================================
Net Assets
Total increase (decrease)                                        (20,807,707)          267,180,327
--------------------------------------------------------------------------------------------------
Beginning of period                                            1,861,375,875         1,594,195,548
                                                             ---------------       ---------------
End of period (including overdistributed net investment
income of $1,266,310 and $2,352,456, respectively)           $ 1,840,568,168       $ 1,861,375,875
                                                             ===============       ===============

See accompanying Notes to Financial Statements.


                         35 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                       Class A
                                                       ----------------------------------------------
                                                       Six Months
                                                       Ended
                                                       December 31,        Year Ended June 30,
                                                       1998 (Unaudited)    1998             1997
=====================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $   14.44           $   13.98        $   13.51
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .63                1.24             1.27
Net realized and unrealized gain (loss)                    (1.29)                .43              .43
                                                       ---------           ---------        ---------
Total income (loss) from investment operations              (.66)               1.67             1.70

-----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.62)              (1.21)           (1.23)
Tax return of capital distribution                            --                  --               --
                                                       ---------           ---------        ---------
Total dividends and distributions to shareholders           (.62)              (1.21)           (1.23)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   13.16           $   14.44        $   13.98
                                                       =========           =========        =========

=====================================================================================================
Total Return, at Net Asset Value(3)                        (4.52)%             12.34%           13.10%

=====================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                $   1,186           $   1,257        $   1,167
-----------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $   1,179           $   1,227        $   1,128
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                       9.34%(4)            8.64%            9.22%
Expenses                                                    0.96%(4)            1.00%            1.00%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                  21.8%              116.8%           125.8%

1. For the period from October 15, 1997 (inception of offering) to June 30,
1998.

2. For the period from November 1, 1995 (inception of offering) to June 30,
1996.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                         36 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Class B
-------------------------------------------       -------------------------------------------
                                                  Six Months
                                                  Ended
                                                  December 31,       Year Ended June 30,
1996             1995             1994            1998 (Unaudited)   1998           1997
=============================================================================================

$   13.22        $   13.63        $   14.16        $   14.33         $   13.88      $   13.43
---------------------------------------------------------------------------------------------

     1.29             1.30             1.42              .58              1.11           1.15
      .27             (.40)            (.54)           (1.29)              .44            .43
---------        ---------        ---------        ---------         ---------      ---------
     1.56              .90              .88             (.71)             1.55           1.58

---------------------------------------------------------------------------------------------

    (1.27)           (1.30)           (1.41)            (.57)            (1.10)         (1.13)
       --             (.01)              --               --                --             --
---------        ---------        ---------        ---------         ---------      ---------
    (1.27)           (1.31)           (1.41)            (.57)            (1.10)         (1.13)
---------------------------------------------------------------------------------------------
$   13.51        $   13.22        $   13.63        $   13.05         $   14.33      $   13.88
=========        =========        =========        =========         =========      =========

=============================================================================================
    12.25%            7.09%            6.27%           (4.93)%           11.50%         12.18%

=============================================================================================

$   1,084        $   1,061        $   1,049        $     545         $     528      $     397
---------------------------------------------------------------------------------------------
$   1,092        $   1,006        $   1,111        $     515         $     464      $     335
---------------------------------------------------------------------------------------------

     9.59%            9.81%           10.10%            8.55%(4)          7.86%          8.41%
     1.03%            1.03%            0.96%            1.74%(4)          1.79%          1.80%
---------------------------------------------------------------------------------------------
    104.9%            93.7%            96.7%            21.8%            116.8%         125.8%

4. Annualized.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998, were $522,116,919 and $346,144,241, respectively.


                         37 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                       Class B (continued)
                                                       -------------------------------------


                                                       Year Ended June 30,
                                                       1996           1995           1994
============================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $ 13.15        $ 13.57        $ 14.12
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     1.18           1.20           1.35
Net realized and unrealized gain (loss)                    .27           (.42)          (.60)
                                                       -------        -------        -------
Total income (loss) from investment operations            1.45            .78            .75

--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (1.17)         (1.19)         (1.30)
Tax return of capital distribution                          --           (.01)            --
                                                       -------        -------        -------
Total dividends and distributions to shareholders        (1.17)         (1.20)         (1.30)
--------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 13.43        $ 13.15        $ 13.57
                                                       =======        =======        =======

============================================================================================
Total Return, at Net Asset Value(3)                      11.40%          6.21%          5.31%

============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                $   280        $   192        $    88
--------------------------------------------------------------------------------------------
Average net assets (in millions)                       $   236        $   135        $    52
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     8.75%          8.95%          8.98%
Expenses                                                  1.84%          1.84%          1.88%
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               104.9%          93.7%          96.7%

1. For the period from October 15, 1997 (inception of offering) to June 30,
1998.

2. For the period from November 1, 1995 (inception of offering) to June 30,
1996.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                         38 Oppenheimer High Yield Fund

Class C                                                          Class Y
------------------------------------------------------           -------------------------
Six Months                                                       Six Months        Period
Ended                                                            Ended             Ended
December 31,      Year Ended June 30,                            December 31,      June 30,
1998 (Unaudited)  1998          1997           1996(2)           1998 (Unaudited)  1998(1)
==========================================================================================

$ 14.42          $ 13.97        $ 13.50        $ 13.30           $ 14.42           $ 14.48
------------------------------------------------------------------------------------------
    .58             1.22           1.14            .77               .66               .90
  (1.29)             .33            .45            .19             (1.31)             (.08)
-------          -------        -------        -------           -------           -------
   (.71)            1.55           1.59            .96              (.65)              .82

------------------------------------------------------------------------------------------

   (.57)           (1.10)         (1.12)          (.76)             (.64)             (.88)
     --               --             --             --                --                --
-------          -------        -------        -------           -------           -------
   (.57)           (1.10)         (1.12)          (.76)             (.64)
------------------------------------------------------------------------------------------
$ 13.14          $ 14.42        $ 13.97        $ 13.50           $ 13.13           $ 14.42
=======          =======        =======        =======           =======           =======

==========================================================================================
  (4.90)%          11.42%         12.23%          7.36%            (4.45)%            5.81%

==========================================================================================

$    82          $    66        $    30        $     8           $    28           $    11
------------------------------------------------------------------------------------------
$    71          $    48        $    18        $     3           $    19           $     6
------------------------------------------------------------------------------------------
   8.56%(4)         7.87%          8.40%          8.41%(4)          9.78%(4)          9.14%(4)
   1.74%(4)         1.78%          1.82%          1.90%(4)          0.79%(4)          0.81%(4)
------------------------------------------------------------------------------------------
   21.8%           116.8%         125.8%         104.9%             21.8%            116.8%

4. Annualized.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998, were $522,116,919 and $346,144,241, respectively.

See accompanying Notes to Financial Statements.


                         39 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                         40 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Structured Notes. The Fund invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the six months ended December 31, 1998, the market value of these securities comprised an average of 5% of the Fund's net assets, and resulted in realized and unrealized losses of $16,159,929.

--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

            In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1998, securities with an aggregate market value of $2,433,125, representing 0.13% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

            The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                         41 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are


                         42 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended December 31, 1998            Year Ended June 30, 1998
                          ----------------------------------            -------------------------------
                          Shares            Amount                      Shares            Amount
-------------------------------------------------------------------------------------------------------
Class A:
Sold                       15,560,430       $ 206,667,938                20,518,863       $ 295,681,300
Dividends reinvested        2,544,692          33,876,403                 4,392,564          63,310,546
Redeemed                  (15,058,067)       (202,355,163)              (21,336,980)       (307,348,752)
                          -----------       -------------               -----------       -------------
Net increase                3,047,055       $  38,189,178                 3,574,447       $  51,643,094
                          ===========       =============               ===========       =============

-------------------------------------------------------------------------------------------------------
Class B:
Sold                       11,377,447       $ 150,867,093                14,865,015       $ 212,496,036
Dividends reinvested          847,723          11,184,873                 1,246,353          17,834,997
Redeemed                   (7,301,723)        (97,584,985)               (7,867,469)       (112,373,478)
                          -----------       -------------               -----------       -------------
Net increase                4,923,447       $  64,466,981                 8,243,899       $ 117,957,555
                          ===========       =============               ===========       =============

-------------------------------------------------------------------------------------------------------
Class C:
Sold                        3,056,463       $  40,752,398                 3,414,708       $  49,159,490
Dividends reinvested          144,481           1,916,972                   164,692           2,373,237
Redeemed                   (1,491,639)        (19,898,966)               (1,218,195)
                          -----------       -------------               -----------       -------------
Net increase                1,709,305       $  22,770,404                 2,361,205       $  33,959,979
                          ===========       =============               ===========       =============

-------------------------------------------------------------------------------------------------------
Class Y:
Sold                        1,582,993       $  20,692,638                   846,505       $  12,239,429
Dividends reinvested           70,750             931,531                    23,836             345,872
Redeemed                     (308,883)         (4,054,665)               (1,300,236)
                          -----------       -------------               -----------       -------------
Net increase                1,344,860       $  17,569,504                   780,688       $  11,285,065
                          ===========       =============               ===========       =============


                         43 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

As of December 31, 1998, net unrealized depreciation on investments and options written of $80,641,476 was composed of gross appreciation of $59,638,431, and gross depreciation of $140,279,907.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended December 31, 1998 was 0.60% of the average annual net assets of Class A, Class B, Class C and Class Y shares.

            For the six months ended December 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,686,924, of which $442,900 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $73,857, $3,402,695 and $262,446, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $103,815 and $5,598, respectively. During the six months ended December 31, 1998, OFDI received contingent deferred sales charges of $666,674 and $24,333, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended December 31, 1998, OFDI paid $27,165 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                         44 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended December 31, 1998, OFDI paid $6,404 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $2,119,743 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of December 31, 1998, OFDI had incurred excess distribution and servicing costs of $16,627,205 for Class B.

            The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended December 31, 1998, OFDI paid $2,374 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $295,812 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of December 31, 1998, OFDI had incurred excess distribution and servicing costs of $1,118,586 for Class C.

================================================================================
5. Forward Contracts

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

            The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.


                         45 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts (continued)

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

            Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

            Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of December 31, 1998, the Fund had outstanding forward contracts as follows:

                                                        Contract
                                                        Amount      Valuation as of      Unrealized      Unrealized
Contract Description                 Expiration Date    (000's)     December 31, 1998    Appreciation    Depreciation
---------------------------------------------------------------------------------------------------------------------
Contracts to Sell
Canadian Dollar (CAD)                3/15/99             7,485CAD   $ 4,888,302          $     --        $27,912
British Pound Sterling (GBP)         3/15/99            12,615GBP    20,869,432           378,023             --
                                                                                         --------        -------
Total Unrealized Appreciation and Depreciation                                           $378,023        $27,912
                                                                                         ========        =======

================================================================================
6. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments.


                         46 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1998, the Fund had outstanding futures contracts as follows:

                                                  Valuation as of
                         Expiration   Number of   December 31,      Unrealized
Contract Description     Date         Contracts   1998              Depreciation
--------------------------------------------------------------------------------
Contracts to Sell
Standard & Poor's 500    3/18/99      35          $10,898,125       $82,325

================================================================================
7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

            The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

            Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

            Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

            The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                         47 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Option Activity (continued)

Written option activity for the six months ended December 31, 1998 was as follows:

                                                       Call Options
                                                       -------------------------
                                                       Number of       Amount of
                                                       Options         Premiums
--------------------------------------------------------------------------------
Options outstanding as of June 30, 1998                        --      $    --
Options written                                        40,020,000       32,000
                                                       ----------      -------
Options outstanding as of December 31, 1998            40,020,000      $32,000
                                                       ==========      =======

================================================================================
8. Illiquid and Restricted Securities

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998, was $90,529,861, which represents 4.92% of the Fund's net assets, of which $10,898,141 is considered restricted. Information concerning restricted securities is as follows:

                                                                                         Valuation Per
                                                                                          Unit as of
                                                                        Cost              December 31,
Security                                       Acquisition Dates        Per Unit          1998
------------------------------------------------------------------------------------------------------
Bonds
Capitol Queen & Casino, Inc., 12%
First Mtg. Nts., Series A, 11/15/00            11/18/93-12/15/95            95.74%           6.00%
------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02          4/14/92-3/3/93           100.00          100.25
------------------------------------------------------------------------------------------------------
TAG Heuer International SA,
12% Sr. Sub. Nts., 12/15/05                      12/8/95-5/14/96           104.57          116.10
------------------------------------------------------------------------------------------------------
Trans World Airlines Lease,
14% Equipment Trust, 7/2/08                              3/19/98           101.00           99.00

Stocks and Warrants
------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00                    11/18/93        $    2.00         $   .25
------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49                          6/17/97               --             .30
------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A                6/17/97            25.00           25.00
------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I                                          4/14/92         1,000.00          885.00
------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00                        11/29/95               --            9.31


                         48 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
9. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended December 31, 1998.

================================================================================
10. Subsequent Event

Effective February 1, 1999, the Fund's portfolio managers are David P. Negri and Thomas P. Reedy.


                         49 Oppenheimer High Yield Fund

--------------------------------------------------------------------------------
Oppenheimer High Yield Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees       James C. Swain, Chairman and Chief Executive Officer
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Avis, Trustee
                            William A. Baker, Trustee
                            Charles Conrad, Jr., Trustee
                            Jon S. Fossel, Trustee
                            Sam Freedman, Trustee
                            Raymond J. Kalinowski, Trustee
                            C. Howard Kast, Trustee
                            Robert M. Kirchner, Trustee
                            Ned M. Steel, Trustee
                            George C. Bowen, Trustee, Vice President, Treasurer
                              and Assistant Secretary
                            Andrew J. Donohue, Vice President and Secretary
                            Ralph W. Stellmacher, Vice President
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor          OppenheimerFunds, Inc.

================================================================================
Distributor                 OppenheimerFunds Distributor, Inc.

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Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

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Custodian of Portfolio      The Bank of New York
Securities

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Independent Auditors        Deloitte & Touche LLP

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Legal Counsel               Myer, Swanson, Adams & Wolf, P.C.

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                            This is a copy of a report to shareholders of Oppenheimer High Yield Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer High Yield Fund. For material information concerning the Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                         50 Oppenheimer High Yield Fund

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OppenheimerFunds Family
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Real Asset Funds
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Real Asset Fund             Gold & Special Minerals Fund

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Global Stock Funds
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Developing Markets Fund     International Growth Fund   Quest Global Value Fund
International Small         Global Fund                 Global Growth & Income
  Company Fund                                            Fund

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Stock Funds
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Enterprise Fund             MidCap Fund                 Growth Fund
Discovery Fund              Capital Appreciation Fund   Disciplined Value Fund
Quest Small Cap Value       Quest Capital Value Fund    Quest Value Fund
  Fund                                                  Large Cap Growth Fund

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Stock & Bond Funds
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Main Street Growth &        Total Return Fund           Disciplined Allocation
  Income Fund1              Quest Balanced                Fund
Quest Opportunity             Value Fund                Multiple Strategies Fund
  Value Fund                Equity Income Fund          Convertible Securities
                                                          Fund

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Taxable Bond Funds
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International Bond Fund     Champion Income Fund        U.S. Government Trust
World Bond Fund             Strategic Income Fund       Limited-Term Government
High Yield Fund             Bond Fund                     Fund

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Municipal Bond Funds
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California Municipal Fund2  Pennsylvania Municipal      Rochester Division:
Florida Municipal Fund2      Fund2                      Rochester Fund
New Jersey Municipal Fund2  Municipal Bond Fund           Municipals
New York Municipal Fund2    Insured Municipal Fund      Limited Term New York
                            Intermediate Municipal        Municipal Fund
                              Fund

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Money Market Funds3
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Money Market Fund           Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

2. Available only to investors in certain states.

3. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                         51 Oppenheimer High Yield Fund

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Information and services
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As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

            And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

            When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

            For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

            You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

            So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.

Internet
24-hr access to account
information. Online
transactions now available

----------------------------
  www.oppenheimerfunds.com
----------------------------

General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

----------------------------
  1-800-525-7048
----------------------------

Account Transactions
Mon-Fri 8:30am-8pm ET

----------------------------
  1-800-852-8457
----------------------------

PhoneLink
24-hr automated information
and automated transactions

----------------------------
  1-800-533-3310
----------------------------

Telecommunication Device
for the Deaf (TDD)
Mon-Fri 8:30am-2pm ET

----------------------------
  1-800-843-4461
----------------------------

OppenheimerFunds
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

----------------------------
  1-800-835-3104
----------------------------

RS0280.001.1298 March 1, 1999